Note 18 - Property, Plant, and Equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance at beginning of period		$ 126,479
Additions*		31,269		$ 24,778
Impairments@		(498)		0	$ (144)
Balance at end of period		149,102		126,479
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		165,862		141,326
Additions*	[1]	31,269		24,778
Derecognised plant and equipment		(192)		(238)
Reallocations between asset classes		0	[2]	0
Foreign exchange movement		(171)		(4)
Impairments@	[3]	(1,630)
Balance at end of period		195,138		165,862	141,326
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Derecognised plant and equipment		(230)		(56)
Foreign exchange movement		(30)		(3)
Impairments@		(1,133)
Balance at beginning of period		39,383		34,814
Depreciation for the year		8,046		4,628
Balance at end of period		46,036		39,383	34,814
Land and buildings [member]
Statement Line Items [Line Items]
Balance at beginning of period		5,311
Balance at end of period		7,546		5,311
Land and buildings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		11,757		10,833
Additions*	[1]	318		1
Derecognised plant and equipment		(192)		0
Reallocations between asset classes		3,120	[2]	930
Foreign exchange movement		(25)		(7)
Impairments@	[3]	0
Balance at end of period		14,978		11,757	10,833
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Derecognised plant and equipment		(230)		0
Foreign exchange movement		(1)		3
Impairments@		0
Balance at beginning of period		6,446		5,413
Depreciation for the year		1,217		1,030
Balance at end of period		7,432		6,446	5,413
Mining assets [member]
Statement Line Items [Line Items]
Balance at beginning of period		101,866
Balance at end of period		99,880		101,866
Mining assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		108,839		90,542
Additions*	[1]	25,529		19,507
Derecognised plant and equipment		0		0
Reallocations between asset classes		(24,913)	[2]	(1,210)
Foreign exchange movement		0		0
Impairments@	[3]	(65)
Balance at end of period		109,390		108,839	90,542
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Derecognised plant and equipment		0		0
Foreign exchange movement		0		0
Impairments@		0
Balance at beginning of period		6,973		6,325
Depreciation for the year		2,537		648
Balance at end of period		9,510		6,973	6,325
Plant and equipment [member]
Statement Line Items [Line Items]
Balance at beginning of period		17,959
Balance at end of period		38,814		17,959
Plant and equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		40,644		36,395
Additions*	[1]	3,531		4,221
Derecognised plant and equipment		0		(238)
Reallocations between asset classes		21,785	[2]	280
Foreign exchange movement		(76)		(14)
Impairments@	[3]	(1,565)
Balance at end of period		64,319		40,644	36,395
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Derecognised plant and equipment		0		(56)
Foreign exchange movement		0		0
Impairments@		(1,133)
Balance at beginning of period		22,685		20,050
Depreciation for the year		3,953		2,691
Balance at end of period		25,505		22,685	20,050
Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance at beginning of period		386
Balance at end of period		384		386
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		1,235		1,018
Additions*	[1]	134		219
Derecognised plant and equipment		0		0
Reallocations between asset classes		8	[2]	0
Foreign exchange movement		(35)		(2)
Impairments@	[3]	0
Balance at end of period		1,342		1,235	1,018
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Derecognised plant and equipment		0		0
Foreign exchange movement		(27)		(6)
Impairments@		0
Balance at beginning of period		849		753
Depreciation for the year		136		102
Balance at end of period		958		849	753
Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning of period		565
Balance at end of period		538		565
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		2,995		2,538
Additions*	[1]	176		458
Derecognised plant and equipment		0		0
Reallocations between asset classes		0	[2]	0
Foreign exchange movement		(2)		(1)
Impairments@	[3]	0
Balance at end of period		3,169		2,995	2,538
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Derecognised plant and equipment		0		0
Foreign exchange movement		(2)		0
Impairments@		0
Balance at beginning of period		2,430		2,273
Depreciation for the year		203		157
Balance at end of period		2,631		2,430	2,273
Solar plant [member]
Statement Line Items [Line Items]
Balance at beginning of period		392
Balance at end of period		1,940		392
Solar plant [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period	[4]	392		0
Additions*	[1],[4]	1,581		372
Derecognised plant and equipment	[4]	0		0
Reallocations between asset classes	[4]	0	[2]	0
Foreign exchange movement	[4]	(33)		20
Impairments@	[3],[4]	0
Balance at end of period	[4]	1,940		392	0
Solar plant [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Derecognised plant and equipment		0		0
Foreign exchange movement		0		0
Impairments@		0
Balance at beginning of period		0		0
Depreciation for the year		0		0
Balance at end of period		$ 0		$ 0	$ 0

[1]	Included in additions is an amount of $19,413 (2020: $6,476) relating to capital work in progress (“CWIP”) and contains $17 ( December 31, 2020: $53) of borrowing costs capitalised from the term loan. As at year end $42,145 of CWIP was included in the cost closing balance (2020: $85,479).
[2]	Included in the reallocation between asset classes is an amount of $18,509 for the Central Shaft.
[3]	Included in impairments are Gensets at a cost of $1,001 and Guide ropes at a total cost of $310. These assets were impaired as they are no longer in a working conditions as intended for the use in production or day to day operations.
[4]	On July 6, 2020 the Board appointed Voltalia as the contractor for the engineering, procuring and constructing of a solar plant to be owned by a subsidiary of the Company and supply Blanket Mine with power. All solar costs that were incurred before July 6, 2020 were accounted for as other expenses and accounted through profit or loss. Solar costs incurred after approval by the Board are accounted for as Property, plant and equipment as it became clear and probable that future economic benefits will flow to the project. The 40-hectare site for the project has been cleared and fenced and is ready for civil work to commence. Construction of the 12MWac solar plant is expected to be completed in the second quarter of 2022. Included in Prepayments is an advance payment to Voltalia to the amount of $1,821 in terms of the EPC agreement and $704 for equipment. These items were delivered at the date of approval of these consolidated financial statements. Also included in Prepayments is an amount of $426 to entities in Zimbabwe for civil and construction work related to the solar plant. Refer to note 21.